Fair Value Measurements - Reconciliation of Changes in Fair Value of Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,265	$ 0
Purchases	3,300	9,000
Payments	146	0
Change in fair value	$ 4,663	$ (3,735)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized (loss) gain	Net realized and unrealized (loss) gain
Ending balance	$ 13,374	$ 5,265
Consolidated Funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7,781	0
Purchases	1,788	7,976
Payments	(3,224)	(307)
Net Accretion	40	8
Net Transfers	(953)	0
Change in fair value	7	104
Ending balance	$ 5,439	$ 7,781